EMPLOYEE BENEFITS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Post-Employment Benefits:
Benefits to retirees | ₪			₪ 1,148	₪ 849
Short term employee benefits:
Accrued payroll and related expenses | ₪			1,575	1,638
Short term absence compensation | ₪			572	615
Total Short term employee benefits | ₪			₪ 2,147	₪ 2,253
US Dollars [Member]
Post-Employment Benefits:
Benefits to retirees | $	[1]	$ 331
Short term employee benefits:
Accrued payroll and related expenses | $		454
Short term absence compensation | $		165
Total Short term employee benefits | $	[1]	$ 619

[1]	Convenience Translation into US Dollars.